Subsequent Events	3 Months Ended
Mar. 31, 2011
Subsequent Events
Subsequent Events

(11) Subsequent Events

In September 2011, as a result of certain changes we made in the manner in which our European operations will be managed, we reorganized our reporting structure and reassigned goodwill among the revised reporting units.  Previously, we tested goodwill impairment at the European level on a combined basis.  As a result of the management and reporting changes, we concluded that we have three reporting units for our European operations, consisting of (1) the United Kingdom, Ireland and Norway, (2) Belgium, France, Germany, Italy, Luxembourg, Netherlands and Spain (“Western Europe”) and (3) the remaining countries in Europe.  Due to these changes, we will perform all future goodwill impairment analysis on the new reporting unit basis.  As a result of the restructuring of our reporting units, we concluded that we had an interim triggering event and a requirement to assess these reporting units for impairment.  We believe that our Western Europe reporting unit may have an impairment and we have initiated a review of all long-lived assets in this group.  Total long-lived assets of the Western Europe reporting unit are $310,000, including approximately $111,000 of allocated goodwill, as of July 31, 2011.  In conjunction with our third quarter 2011 filing on Form 10-Q, we expect to record our preliminary estimate of any impairment charges based on work completed through the time of our filing.  We anticipate finalizing any change to the estimated impairment charge, if any, in the fourth quarter of 2011, which will be included in our 2011 annual report on Form 10-K.